September 5, 2008

VIA EDGAR

The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:                  Nationwide Life Insurance Company
Registration of Flexible Premium Variable Universal Life Insurance Policies
on Form N-6 Offered through
Nationwide VLI Separate Account – 4

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account – 4 (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Nationwide established the Variable Account on December 3, 1987 pursuant to the provisions of Ohio law.  The Variable Account is registered under the Investment Company Act of 1940 as a unit investment trust (SEC File No. 811-8301).

The policies are designed to provide life insurance coverage on a named insured, with the death benefit payable to the owner (a corporation or other legal entity).  There are two riders available under the policies:  (1) the Change of Insured Rider; and (2) the Supplemental Insurance Rider.  These policies do not impose a surrender charge.

The following information is included to aid in your review:

The attached registration statement closely follows registration statement #333-137202, Pre-Effective Amendment #3, filed on September 26, 2007. A primary distinction between registration statement #333-137202 and the attached registration statement is the charge structure. The charge structure for registration statement #333-137202, which is based on the allocation of specified amount into four policy components, has been removed. The charge structure for the attached registration statement is comprised of four distinct charge bands based on aggregate premium paid in the first policy year. Each charge band has a unique charge structure.
The amount of first year premium will determine which band applies to the policy.

In addition, where possible, I have included pertinent language taken from our work leading up to and involving registration statement #333-149213, filed on June 27, 2008.

Finally, the provision titled “Compensation Paid to Insurance Agents Selling this Product” is taken from registration statement #333-146650, filed on March 18, 2008.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 249-9527.

Sincerely,

/s/ STEPHEN F. AYERS

Stephen F. Ayers
Variable Products Security Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny